Amounts due to banks and customer deposits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deposits From Customers [Line Items]
Amounts due to banks	$ 11,050	$ 6,570
Customer deposits	524,605	448,284
of which: demand deposits	236,447	176,010
of which: retail savings / deposits	220,898	168,581
of which: time deposits	40,290	62,315
of which: fiduciary deposits	26,970	41,378
Total amounts due to banks and customer deposits	535,655	454,854
Increase / (decrease) in customer deposits	76,000
Increase / (decrease) in demand deposits and retail savings / deposits	113,000
Increase / (decrease) in time deposits and fiduciary deposits	(36,000)
Global Wealth Management
Deposits From Customers [Line Items]
Increase / (decrease) in customer deposits	50,000
Personal & Corporate Banking
Deposits From Customers [Line Items]
Increase / (decrease) in customer deposits	26,000
UBS AG
Deposits From Customers [Line Items]
Amounts due to banks	11,050	6,570
Customer deposits	527,929	450,591
of which: demand deposits	237,604	176,972
of which: retail savings / deposits	220,898	168,581
of which: time deposits	42,457	63,659
of which: fiduciary deposits	26,970	41,378
Total amounts due to banks and customer deposits	538,979	$ 457,161
Increase / (decrease) in customer deposits	77,000
Increase / (decrease) in demand deposits and retail savings / deposits	113,000
Increase / (decrease) in time deposits and fiduciary deposits	(36,000)
UBS AG | Global Wealth Management
Deposits From Customers [Line Items]
Increase / (decrease) in customer deposits	50,000
UBS AG | Personal & Corporate Banking
Deposits From Customers [Line Items]
Increase / (decrease) in customer deposits	$ 27,000